Borrowings	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Borrowings

Note 9 - Borrowings

In addition to the borrowings that continue to be outstanding from December 31, 2024, current and long-term borrowings consisted of the following at June 30, 2025:

Shareholder Loans Payable

In addition to the borrowings that continue to be outstanding from December 31, 2024, the Company recorded the following loans from shareholders at amortized cost at June 30, 2025.

In January 2025, the Company entered into an unsecured term loan agreement with a related party shareholder in the amount of £2,300,000 ($3 million at June 30, 2024) carrying interest at the rate of 7.75% over the five year - term of the loan.

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 9 – Borrowings (continued)

In May 2025, a related party shareholder advanced the Company borrowings totaling £1 849 502 ($2.4 million at June 30, 2024).

The Company’s amount of outstanding shareholder loans payable, current and long-term, was $9,013,611 and $50,057,013 as of June 30, 2025 and December 31, 2024, respectively.

The decrease is attributable to the conversion of the loan to equity.

Convertible Shareholder Loans at Fair Value

In addition to the convertible shareholder loans outstanding at December 31, 2024, the Company entered into no additional convertible loan agreements in 2025.

The Company entered into a convertible loan note agreement with a shareholder in the amount of £6,000,000 in two tranches comprising £3,000,000 ($3.8 million at June 30, 2024) on February 8, 2024 and an additional £3,000,000 ($3.8 million at June 30, 2024) on March 26, 2024. Interest accrues at a rate of 15% per annum with the note converting on the earlier of either IPO or loan expiration on March 5, 2026. The February tranche is convertible into the most senior class of shares issued if the conversion is due to a Company financing event, at a 35% discount to the financing event price. The February tranche was convertible into the most senior class of shares outstanding at the time of conversion, upon the occurrence of the Company’s IPO, at a 35% discount to the IPO price. The March tranche had similar terms but provided a 25% discount to the price at which securities were issued in connection with the IPO

The fair value of these convertible shareholder loans are classified as Level 2 in the fair value hierarchy. The primary input to the valuation model includes observable market interest rates from companies with similar estimated credit ratings, and observable interest rates on the Company’s borrowings. At June 30, 2024, the valuation assumptions include a discount rate of 10% and conversion date of March 21, 2025, which is the Company’s estimated IPO date. All convertible loans were as such converted to equity as per note 11 below.

The changes in fair value appear in the caption “Loss from change in fair-value of convertible shareholder loan” on the statement of operations. A continuity schedule of the Company’s convertible shareholder loans, including changes in fair value, for the six months ended June 30, 2025 and year end December 31, 2024 is as follows:

	Shareholder convertible loans, at fair value
	2025	2024

Balance at January 1	$22,560,124	$9,380,301
Changes in fair value	232,041	5,951,087
Conversion to common shares	(23,183,562)	-
Borrowings	-	7,573,800
Foreign exchange impacts	391,397	(345,064)
Balance at reporting period end	$-	$22,560,124

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 9 – Borrowings (continued)

The following table summarizes the stated debt maturities and scheduled amortization payments, excluding debt premiums and discounts, for each of the five subsequent years to June 30, 2025 and thereafter.

	30-Jun-25
	Shareholder loans payable- current and long-term	Short-term borrowings	Shareholder convertible loans at fair value
Remaining 2025	$-	$315,940	$-
2026	-	-	-
2027	-	-	-
2028	-	-	-
2029	-	-	-
Thereafter	9,013,611	-	-
	$9,013,611	$315,940	$0
Less: debt discount	-	-	-
Total borrowings	$9,013,611	$315,940	$0